American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

NEW OPPORTUNITIES FUND

Supplement dated December 8, 2006 * Prospectus dated March 1, 2006

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER THE HEADING HOW DOES THE FUND
PURSUE ITS INVESTMENT OBJECTIVE? ON PAGE 6.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies, including companies located in emerging markets. Investments in foreign securities present some unique risks that are more fully described in the fund's statement of additional information.

THE FOLLOWING IS ADDED AFTER THE FOURTH PARAGRAPH UNDER THE HEADING WHAT ARE THE
PRINCIPAL RISKS OF INVESTING IN THE FUND? ON PAGE 7.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-52684 0612

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

NEW OPPORTUNITIES II FUND

Supplement dated December 8, 2006 * Prospectus dated March 1, 2006

EFFECTIVE MARCH 1, 2007, THE FUND WILL BE SUBJECT TO A 2% REDEMPTION FEE ON
INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES THAT ARE REDEEMED WITHIN 180 DAYS
OF PURCHASE. THE FEE WILL NOT APPLY TO SHARES PURCHASED BEFORE MARCH 1, 2007, OR
TO SHARES PURCHASED WITH REINVESTED DIVIDENDS, REGARDLESS OF WHEN THEY ARE SOLD.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER THE HEADING HOW DOES THE FUND
PURSUE ITS INVESTMENT OBJECTIVE? ON PAGE 8.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies, including companies located in emerging markets. Investments in foreign securities present some unique risks that are more fully described in the fund's statement of additional information.

THE FOLLOWING IS ADDED AFTER THE FOURTH PARAGRAPH UNDER THE HEADING WHAT ARE THE
PRINCIPAL RISKS OF INVESTING IN THE FUND? ON PAGE 9.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-52686 0612